Other Income And Other Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Income And Other Expense [Abstract]
Other Income And Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2013	2012	2011
All other income and commissions:
ATM interchange fees	$10,412	$10,528	$13,690
Electronic banking fees	6,289	6,537	6,225
Letter of credit fees	5,081	5,158	6,282
Deferred compensation (a)	4,685	4,461	(517)
Gains on extinguishment of debt	-	-	5,761
Other	13,874	20,257	22,782
Total	$40,341	$46,941	$54,223
All other expense:
Litigation and regulatory matters	$63,654	$33,313	$41,279
Other insurance and taxes	12,598	10,734	13,721
Tax credit investments	12,103	18,655	20,356
Travel and entertainment	8,959	8,366	8,324
Employee training and dues	5,054	4,525	4,770
Customer relations	4,916	4,578	4,908
Miscellaneous loan costs	4,209	4,126	4,664
Supplies	3,800	3,752	3,800
Other	32,579	41,195	47,911
Total	$147,872	$129,244	$149,733

Certain previously reported amounts have been reclassified to agree with current presentation

  Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.